Subsequent events (Details Narrative)	Jul. 14, 2026 USD ($) $ / shares shares	Nov. 12, 2026 USD ($) $ / shares shares	Nov. 11, 2026 $ / shares shares	Aug. 06, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) shares	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Subsequent Event [Line Items]
Authorized share capital | $					$ 50,000		$ 50,000
Equity value					$ (2,652,397)	$ (3,432,635)		$ (2,956,318)	$ (3,734,889)	$ (1,670,188)
Subsequent Event [Member]
Subsequent Event [Line Items]
Authorized share capital | $		$ 2,525,000		$ 2,525,000
Ordinary shares, shares authorized		505,000,000	5,050,000,000
Subsequent Event [Member] | Merger Agreement [Member] | EnChem America, Inc. [Member]
Subsequent Event [Line Items]
Equity value | $	$ 400,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized					75,000,000	75,000,000	75,000,000	75,000,000
Ordinary shares, par value | $ / shares					$ 0.0005		$ 0.0005
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized		500,000,000		5,000,000,000
Common Class A [Member] | Subsequent Event [Member] | Merger Agreement [Member] | EnChem America, Inc. [Member]
Subsequent Event [Line Items]
Shares issued	100,000,000
Purchase price per share | $ / shares	$ 4.00
Common Class B [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized					25,000,000	25,000,000	25,000,000	25,000,000
Ordinary shares, par value | $ / shares					$ 0.0005		$ 0.0005
Common Class B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized		5,000,000		50,000,000
Ordinary shares, par value | $ / shares				$ 0.0005
ClassA and Class B [Member] | Subsequent Event [Member] | Merger Agreement [Member] | EnChem America, Inc. [Member]
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares		$ 0.005	$ 0.0005
Reverse share split	1-for-10